Income Taxes - Disclosure of Detailed Information about Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Non-capital losses	$ 49,821	$ 62,419
Mineral properties, plant and equipment	19,085	75,259
Inventories	33,044	31,847
Reclamation and closure cost provisions	9,057	16,023
Mining tax	9,992	10,717
Accrued liabilities	12,399	10,650
Investments and loans and borrowings	6,366	11,701
Suspended interest deduction	4,176	4,604
Other	2,310	7,396
Total deferred income tax assets	146,250	230,616
Mineral properties, plant and equipment	(380,081)	(502,436)
Marketable securities	(1,033)	(30,227)
Derivatives	(6,590)	(7,174)
Intercompany loan	(8,823)	(6,898)
Other	(10,441)	(3,587)
Total deferred income tax liabilities	(406,968)	(550,322)
Net deferred income tax liability	(260,718)	(319,706)
Deferred income tax assets	0	10,576
Deferred income tax liabilities	(260,718)	(312,198)
Net deferred tax liability	(260,718)	(319,706)	$ (229,860)
Assets and liabilities classified as held for sale
Income Taxes [Line Items]
Deferred income tax liabilities	$ 0	$ (18,084)